Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value of financial instruments	The table below shows the classifications of financial instruments carried at fair value by valuation method in accordance with IFRS 13 at 30 June 2022 and 31 December 2021:

	At 30 June 2022			At 31 December 2021
	Held at fair value			Held at fair value
	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	3,916	—	—	4,138	—	—
Investments in equity shares and funds	76	—	63	64	—	53
Other investments, including loans(e)	2,326	—	254	2,422	—	238
Trade and other financial receivables(f)	3	1,365	—	1	1,163	—

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g)	—	—	(148)	—	—	(125)
Forward contracts and option contracts, not designated as hedges(g)	—	32	17	—	(131)	11
Derivatives related to net cash	—	(566)	—	—	(101)	—

Liabilities
Trade and other financial payables	—	(80)	—	—	(67)	—
Total	6,321	751	186	6,625	864	177
Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.

(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the six months to 30 June 2022 is below:

30 June 2022
Level 3 financial assets and liabilities	US$m
Opening balance	177
Currency translation adjustments	(8)
Total realised gains/(losses) included in:
– consolidated sales revenue	11
– net operating costs	(31)
Total unrealised gains included in:
– net operating costs	32
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(60)
Additions to financial instruments	36
Disposals/maturity of financial instruments	29
Closing balance	186
Net gains included in the income statement for assets and liabilities held at period end	20

(d)Our "cash and cash equivalents" of US$11,412 million, includes US$3,916 million relating to money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements going into finance income.

(e)Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.

(f)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2022, US$1,155 million (31 December 2021: US$1,114 million) of provisionally priced receivables were recognised.

(g)Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and 2036 (31 December 2021: 2025 and 2036).
The techniques used to value our material fair value assets/(liabilities) categorised under Level 2 and Level 3 are summarised below:

Description	Fair Value US$m	Valuation technique	Significant Inputs
Level 2
Interest rate swaps	(257)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread
Cross currency interest rate swaps	(309)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread Market quoted FX rate
Provisionally priced receivables	1,155	Closely related listed product	Applicable forward quoted metal price

Level 3
Derivatives embedded in electricity contracts	(178)	Discounted cash flows/option model	LME forward aluminium price Midwest premium and billet premium
Royalty receivables	235	Discounted cash flows	Forward commodity price Mine production
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 30 June 2022 and 31 December 2021. The fair values of our remaining financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2022		31 December 2021
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings (including overdrafts)	11,587	11,997	12,168	13,904

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	The change in valuation of our level 3 instruments for the six months to 30 June 2022 is below:

30 June 2022
Level 3 financial assets and liabilities	US$m
Opening balance	177
Currency translation adjustments	(8)
Total realised gains/(losses) included in:
– consolidated sales revenue	11
– net operating costs	(31)
Total unrealised gains included in:
– net operating costs	32
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(60)
Additions to financial instruments	36
Disposals/maturity of financial instruments	29
Closing balance	186
Net gains included in the income statement for assets and liabilities held at period end	20